UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

Fidelity®
Tax Managed Stock
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,219.30	$ 6.88
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,218.20	$ 8.25
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,215.60	$ 10.99
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,215.40	$ 10.99
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Tax Managed Stock	.96%
Actual		$ 1,000.00	$ 1,221.30	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,020.03	$ 4.81
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,220.90	$ 5.40
Hypothetical A		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.0	4.3
Humana, Inc.	2.4	1.6
Anheuser-Busch InBev SA NV	2.2	0.0
KBR, Inc.	2.2	0.6
Alliance Data Systems Corp.	2.1	0.0
Marathon Oil Corp.	2.1	2.1
Capital One Financial Corp.	2.0	0.0
Pfizer, Inc.	2.0	0.0
Micron Technology, Inc.	2.0	1.2
Dr Pepper Snapple Group, Inc.	1.9	0.0
	21.9
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.7	17.6
Industrials	13.7	10.1
Consumer Discretionary	13.5	15.1
Health Care	13.5	9.6
Energy	13.0	10.6
Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Stocks 96.1%		Stocks 93.6%
	Short-Term Investments and Net Other Assets 3.9%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	12.9%	** Foreign investments	9.1%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 2.8%
Autoliv, Inc.	8,400	$ 673,092
Tenneco, Inc. (a)	11,800	545,278
TRW Automotive Holdings Corp. (a)	28,300	1,614,798
		2,833,168
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	6,900	536,475
Household Durables - 0.6%
iRobot Corp. (a)	15,300	541,926
Internet & Catalog Retail - 1.1%
Priceline.com, Inc. (a)	2,100	1,148,721
Media - 2.0%
CBS Corp. Class B	43,900	1,107,158
Comcast Corp. Class A (special) (non-vtg.)	25,900	635,845
Interpublic Group of Companies, Inc.	24,600	289,050
		2,032,053
Multiline Retail - 1.0%
Macy's, Inc.	41,200	985,092
Specialty Retail - 1.7%
GameStop Corp. Class A (a)	21,900	562,392
Limited Brands, Inc.	29,000	1,193,640
		1,756,032
Textiles, Apparel & Luxury Goods - 3.8%
Iconix Brand Group, Inc. (a)	31,400	768,986
Phillips-Van Heusen Corp.	15,000	1,056,150
VF Corp.	13,100	1,317,336
Warnaco Group, Inc. (a)	10,200	656,472
		3,798,944
TOTAL CONSUMER DISCRETIONARY		13,632,411
CONSUMER STAPLES - 10.3%
Beverages - 4.2%
Anheuser-Busch InBev SA NV (d)	35,204	2,246,723
Dr Pepper Snapple Group, Inc.	50,300	1,971,760
		4,218,483
Food Products - 1.7%
Chiquita Brands International, Inc. (a)	29,100	463,272
Fresh Del Monte Produce, Inc.	19,400	525,934
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Omega Protein Corp. (a)	17,800	$ 229,264
SunOpta, Inc. (a)	68,900	486,434
		1,704,904
Personal Products - 2.8%
Elizabeth Arden, Inc. (a)	30,300	910,818
Nature's Sunshine Products, Inc. (a)(d)	28,400	253,328
Nu Skin Enterprises, Inc. Class A	17,100	548,739
Nutraceutical International Corp. (a)	16,000	253,760
Prestige Brands Holdings, Inc. (a)	8,388	96,881
USANA Health Sciences, Inc. (a)(d)	20,300	757,190
		2,820,716
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	12,400	1,093,680
Imperial Tobacco Group PLC	15,779	555,347
		1,649,027
TOTAL CONSUMER STAPLES		10,393,130
ENERGY - 13.0%
Energy Equipment & Services - 5.7%
Basic Energy Services, Inc. (a)	24,000	737,760
Halliburton Co.	10,000	504,800
ION Geophysical Corp. (a)	37,800	477,792
Nabors Industries Ltd. (a)	61,500	1,884,360
National Oilwell Varco, Inc.	16,700	1,280,723
Transocean Ltd. (a)	11,700	851,175
		5,736,610
Oil, Gas & Consumable Fuels - 7.3%
Chevron Corp.	27,800	3,042,433
Marathon Oil Corp.	39,100	2,112,964
Tesoro Corp. (a)	55,000	1,491,600
Western Refining, Inc. (a)(d)	45,700	775,072
		7,422,069
TOTAL ENERGY		13,158,679
FINANCIALS - 9.1%
Capital Markets - 0.9%
Waddell & Reed Financial, Inc. Class A	23,300	955,533
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 4.4%
Capital One Financial Corp.	37,300	$ 2,041,429
Discover Financial Services	51,500	1,279,260
SLM Corp.	65,700	1,089,963
		4,410,652
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	59,800	603,980
Insurance - 2.3%
CNO Financial Group, Inc. (a)	64,300	518,258
Lincoln National Corp.	37,500	1,171,125
Torchmark Corp.	9,000	602,280
		2,291,663
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	35,400	945,534
TOTAL FINANCIALS		9,207,362
HEALTH CARE - 13.5%
Biotechnology - 1.8%
Biogen Idec, Inc. (a)	14,000	1,362,900
InterMune, Inc. (a)	10,600	473,184
		1,836,084
Health Care Equipment & Supplies - 4.2%
Boston Scientific Corp. (a)	70,600	528,794
Cooper Companies, Inc.	12,500	936,250
Covidien PLC	19,000	1,058,110
Edwards Lifesciences Corp. (a)	6,000	518,100
Kinetic Concepts, Inc. (a)	20,400	1,204,212
		4,245,466
Health Care Providers & Services - 3.5%
AMERIGROUP Corp. (a)	7,900	539,570
Humana, Inc.	31,700	2,413,004
Kindred Healthcare, Inc. (a)	20,300	511,966
		3,464,540
Pharmaceuticals - 4.0%
AstraZeneca PLC sponsored ADR (d)	19,500	971,685
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	96,700	$ 2,026,832
Watson Pharmaceuticals, Inc. (a)	17,300	1,072,946
		4,071,463
TOTAL HEALTH CARE		13,617,553
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.4%
AerCap Holdings NV (a)	37,100	531,272
Esterline Technologies Corp. (a)	13,200	947,760
		1,479,032
Airlines - 1.0%
Alaska Air Group, Inc. (a)	15,400	1,014,398
Construction & Engineering - 4.1%
Dycom Industries, Inc. (a)	28,400	422,024
KBR, Inc.	57,300	2,198,601
MasTec, Inc. (a)	45,400	1,029,672
URS Corp. (a)	11,600	519,100
		4,169,397
Electrical Equipment - 1.0%
EnerSys (a)	13,200	500,148
General Cable Corp. (a)	11,000	533,500
		1,033,648
Machinery - 3.8%
Navistar International Corp. (a)	14,600	1,014,992
Pall Corp.	33,600	1,963,584
Timken Co.	14,800	834,572
		3,813,148
Professional Services - 0.4%
SFN Group, Inc. (a)	35,800	376,974
Road & Rail - 2.0%
CSX Corp.	13,500	1,062,315
Dollar Thrifty Automotive Group, Inc. (a)	13,800	951,234
		2,013,549
TOTAL INDUSTRIALS		13,900,146
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.2%
HTC Corp.	26,000	$ 1,178,316
Computers & Peripherals - 2.3%
Hewlett-Packard Co.	31,400	1,267,618
Western Digital Corp. (a)	26,200	1,042,760
		2,310,378
Electronic Equipment & Components - 1.8%
Arrow Electronics, Inc. (a)	12,000	547,080
Brightpoint, Inc. (a)	37,800	382,536
Flextronics International Ltd. (a)	63,900	445,383
Jabil Circuit, Inc.	24,400	484,096
		1,859,095
Internet Software & Services - 0.9%
Facebook, Inc. Class B (a)(e)	3,633	90,825
Travelzoo, Inc. (a)(d)	10,000	819,000
		909,825
IT Services - 2.3%
Alliance Data Systems Corp. (a)(d)	22,800	2,166,000
Unisys Corp. (a)	5,470	162,350
		2,328,350
Semiconductors & Semiconductor Equipment - 8.2%
ASML Holding NV	12,200	509,472
Entegris, Inc. (a)	93,800	809,494
GT Solar International, Inc. (a)(d)	43,000	480,310
KLA-Tencor Corp.	19,800	869,220
Lam Research Corp. (a)	10,100	487,931
Micron Technology, Inc. (a)	175,100	1,976,879
MKS Instruments, Inc.	21,600	613,008
Novellus Systems, Inc. (a)	16,100	516,810
NVIDIA Corp. (a)	900	18,000
RF Micro Devices, Inc. (a)	76,800	511,488
Samsung Electronics Co. Ltd.	1,334	1,114,891
Teradyne, Inc. (a)	28,000	450,800
		8,358,303
TOTAL INFORMATION TECHNOLOGY		16,944,267
Common Stocks - continued
	Shares	Value
MATERIALS - 2.7%
Chemicals - 1.7%
Kraton Performance Polymers, Inc. (a)	23,800	$ 1,098,608
LyondellBasell Industries NV Class A	15,100	671,950
		1,770,558
Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	9,300	484,761
Walter Energy, Inc.	3,600	497,592
		982,353
TOTAL MATERIALS		2,752,911
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
MetroPCS Communications, Inc. (a)	61,400	1,033,362
Vodafone Group PLC sponsored ADR	17,600	512,512
		1,545,874
UTILITIES - 2.1%
Gas Utilities - 0.1%
ONEOK, Inc.	1,900	132,886
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	148,700	1,968,788
TOTAL UTILITIES		2,101,674
TOTAL COMMON STOCKS (Cost $80,869,750)		97,254,007
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	844,707	$ 844,707
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	6,820,325	6,820,325
TOTAL MONEY MARKET FUNDS (Cost $7,665,032)		7,665,032
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $88,534,782)		104,919,039
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(3,723,041)
NET ASSETS - 100%		$ 101,195,998
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,825 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 90,825
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,621
Fidelity Securities Lending Cash Central Fund	8,471
Total	$ 10,092
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,632,411	$ 13,632,411	$ -	$ -
Consumer Staples	10,393,130	8,146,407	2,246,723	-
Energy	13,158,679	13,158,679	-	-
Financials	9,207,362	9,207,362	-	-
Health Care	13,617,553	13,617,553	-	-
Industrials	13,900,146	13,900,146	-	-
Information Technology	16,944,267	16,853,442	-	90,825
Materials	2,752,911	2,752,911	-	-
Telecommunication Services	1,545,874	1,545,874	-	-
Utilities	2,101,674	2,101,674	-	-
Money Market Funds	7,665,032	7,665,032	-	-
Total Investments in Securities:	$ 104,919,039	$ 102,581,491	$ 2,246,723	$ 90,825
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	90,825
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 90,825
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.1%
United Kingdom	3.5%
Belgium	2.2%
Netherlands	1.6%
Taiwan	1.2%
Korea (South)	1.1%
Ireland	1.1%
Others (Individually Less Than 1%)	2.2%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $67,358,642 of which $455,888, $1,557,306, $35,475,627 and $29,869,821 will expire in fiscal 2011, 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

A capital loss carryforward of approximately $7,163,773 was acquired from the Fidelity Advisor Tax Managed Stock Fund, of which $1,557,306 and $5,606,467 will expire on October 31, 2015 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,630,004) - See accompanying schedule: Unaffiliated issuers (cost $80,869,750)	$ 97,254,007
Fidelity Central Funds (cost $7,665,032)	7,665,032
Total Investments (cost $88,534,782)		$ 104,919,039
Cash		1
Foreign currency held at value (cost $3,789)		3,789
Receivable for investments sold		3,723,471
Receivable for fund shares sold		152,123
Dividends receivable		79,256
Interest receivable		1
Distributions receivable from Fidelity Central Funds		2,195
Prepaid expenses		91
Receivable from investment adviser for expense reductions		1,961
Other receivables		5,008
Total assets		108,886,935

Liabilities
Payable for investments purchased	$ 636,214
Payable for fund shares redeemed	136,121
Accrued management fee	45,531
Distribution and service plan fees payable	9,258
Other affiliated payables	15,074
Other payables and accrued expenses	28,414
Collateral on securities loaned, at value	6,820,325
Total liabilities		7,690,937

Net Assets		$ 101,195,998
Net Assets consist of:
Paid in capital		$ 138,459,541
Accumulated net investment loss		(193,683)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,454,584)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,384,724
Net Assets		$ 101,195,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,136,895 ÷ 794,714 shares)	$ 14.01

Maximum offering price per share (100/94.25 of $14.01)	$ 14.86
Class T: Net Asset Value and redemption price per share ($5,411,231 ÷ 387,501 shares)	$ 13.96

Maximum offering price per share (100/96.50 of $13.96)	$ 14.47
Class B: Net Asset Value and offering price per share ($1,127,137 ÷ 81,252 shares)A	$ 13.87

Class C: Net Asset Value and offering price per share ($4,691,337 ÷ 337,995 shares)A	$ 13.88

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($77,949,607 ÷ 5,552,223 shares)	$ 14.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($879,791 ÷ 62,686 shares)	$ 14.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 388,323
Income from Fidelity Central Funds		10,092
Total income		398,415

Expenses
Management fee	$ 260,591
Transfer agent fees	72,357
Distribution and service plan fees	53,245
Accounting and security lending fees	18,392
Custodian fees and expenses	16,738
Independent trustees' compensation	233
Registration fees	64,499
Audit	22,852
Legal	181
Miscellaneous	472
Total expenses before reductions	509,560
Expense reductions	(10,763)	498,797
Net investment income (loss)		(100,382)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,936,524
Foreign currency transactions	(1,871)
Total net realized gain (loss)		13,934,653
Change in net unrealized appreciation (depreciation) on: Investment securities	4,882,166
Assets and liabilities in foreign currencies	493
Total change in net unrealized appreciation (depreciation)		4,882,659
Net gain (loss)		18,817,312
Net increase (decrease) in net assets resulting from operations		$ 18,716,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (100,382)	$ 294,466
Net realized gain (loss)	13,934,653	9,473,421
Change in net unrealized appreciation (depreciation)	4,882,659	3,722,944
Net increase (decrease) in net assets resulting from operations	18,716,930	13,490,831
Distributions to shareholders from net investment income	(214,245)	(847,065)
Distributions to shareholders from net realized gain	-	(47,298)
Total distributions	(214,245)	(894,363)
Share transactions - net increase (decrease)	(6,852,234)	(20,754,478)
Total increase (decrease) in net assets	11,650,451	(8,158,010)

Net Assets
Beginning of period	89,545,547	97,703,557
End of period (including accumulated net investment loss of $193,683 and undistributed net investment income of $120,944, respectively)	$ 101,195,998	$ 89,545,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 10.10	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)	.01 H	.02
Net realized and unrealized gain (loss)	2.54	1.46	1.54
Total from investment operations	2.52	1.47	1.56
Distributions from net investment income	-	(.08)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.08) L	-
Net asset value, end of period	$ 14.01	$ 11.49	$ 10.10
Total Return B, C, D	21.93%	14.61%	18.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.26% A	1.22%	1.29% A
Expenses net of fee waivers, if any	1.25% A	1.22%	1.25% A
Expenses net of all reductions	1.23% A	1.21%	1.23% A
Net investment income (loss)	(.38)% A	.11% H	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,137	$ 9,138	$ 9,218
Portfolio turnover rate G	301% A	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.08	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.04)	(.02) H	- L
Net realized and unrealized gain (loss)	2.54	1.46	1.54
Total from investment operations	2.50	1.44	1.54
Distributions from net investment income	-	(.06)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.06) M	-
Net asset value, end of period	$ 13.96	$ 11.46	$ 10.08
Total Return B, C, D	21.82%	14.33%	18.03%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56% A	1.52%	1.58% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.48% A	1.49%	1.48% A
Net investment income (loss)	(.63)% A	(.17)% H	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,411	$ 4,629	$ 4,639
Portfolio turnover rate G	301% A	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.07)	(.07) H	(.02)
Net realized and unrealized gain (loss)	2.53	1.44	1.54
Total from investment operations	2.46	1.37	1.52
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.02) L	-
Net asset value, end of period	$ 13.87	$ 11.41	$ 10.06
Total Return B, C, D	21.56%	13.66%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.06% A	2.02%	2.05% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00% A
Expenses net of all reductions	1.98% A	1.99%	1.98% A
Net investment income (loss)	(1.13)% A	(.67)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,127	$ 1,097	$ 1,717
Portfolio turnover rate G	301% A	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.07)	(.07) H	(.02)
Net realized and unrealized gain (loss)	2.53	1.45	1.54
Total from investment operations	2.46	1.38	1.52
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.02) L	-
Net asset value, end of period	$ 13.88	$ 11.42	$ 10.06
Total Return B, C, D	21.54%	13.73%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.00% A	1.97%	2.02% A
Expenses net of fee waivers, if any	2.00% A	1.97%	2.00% A
Expenses net of all reductions	1.98% A	1.96%	1.98% A
Net investment income (loss)	(1.13)% A	(.64)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,691	$ 4,530	$ 5,156
Portfolio turnover rate G	301% A	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.82)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.12	$ 9.93	$ 16.66	$ 13.77	$ 12.14
Income from Investment Operations
Net investment income (loss) D	(.01)	.05 G	.10	.09	.09	.05
Net realized and unrealized gain (loss)	2.56	1.47	.17	(6.76)	2.85	1.63
Total from investment operations	2.55	1.52	.27	(6.67)	2.94	1.68
Distributions from net investment income	(.04)	(.10)	(.09)	(.08)	(.06)	(.05)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.04)	(.11)	(.09)	(.08)	(.06)	(.05)
Redemption fees added to paid in capital D	-	-	.01 K	.02	.01	- J
Net asset value, end of period	$ 14.04	$ 11.53	$ 10.12	$ 9.93	$ 16.66	$ 13.77
Total Return B, C	22.13%	15.05%	2.92%	(40.12)%	21.51%	13.87%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A	.91%	1.00%	.84%	.84%	.89%
Expenses net of fee waivers, if any	.96% A	.88%	.93%	.84%	.84%	.89%
Expenses net of all reductions	.94% A	.87%	.91%	.84%	.84%	.87%
Net investment income (loss)	(.09)% A	.45% G	1.12%	.62%	.59%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,950	$ 69,305	$ 76,112	$ 128,138	$ 98,393	$ 68,822
Portfolio turnover rate F	301% A	231%	249% I	224%	131%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K The redemption fee was eliminated during the year ended October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 10.11	$ 8.54
Income from Investment Operations
Net investment income (loss) D	(.01)	.04 G	.03
Net realized and unrealized gain (loss)	2.55	1.47	1.54
Total from investment operations	2.54	1.51	1.57
Distributions from net investment income	(.03)	(.09)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.03)	(.10)	-
Net asset value, end of period	$ 14.03	$ 11.52	$ 10.11
Total Return B, C	22.09%	14.98%	18.38%
Ratios to Average Net Assets E, I
Expenses before reductions	.98% A	.94%	1.04% A
Expenses net of fee waivers, if any	.98% A	.94%	1.00% A
Expenses net of all reductions	.96% A	.93%	.98% A
Net investment income (loss)	(.11)% A	.39% G	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 880	$ 847	$ 862
Portfolio turnover rate F	301% A	231%	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class C, Tax Managed Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the futures transactions, short-term gain distributions from the Underlying Funds, foreign currency transactions, partnerships, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,370,549
Gross unrealized depreciation	(986,292)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,384,257
Tax cost	$ 88,534,782

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $137,203,312 and $142,470,740, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,678	$ 120
Class T	.25%	.25%	12,552	137
Class B	.75%	.25%	5,503	4,133
Class C	.75%	.25%	22,512	2,670
			$ 53,245	$ 7,060

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,183
Class T	304
Class B*	808
Class C*	85
$ 5,380

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,569.19
Class T	5,942.24
Class B	1,330.24
Class C	4,065.18
Tax Managed Stock	50,780.14
Institutional Class	671.16
	$ 72,357

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,076 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $161 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,471. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 405
Class T	1.50%	1,432
Class B	2.00%	331
Class C	2.00%	14
		$ 2,182

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,581 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ -	$ 69,249
Class T	-	24,631
Class B	-	2,939
Class C	-	7,340
Tax Managed Stock	212,037	735,062
Institutional Class	2,208	7,844
Total	$ 214,245	$ 847,065
From net realized gain
Class A	$ -	$ 4,617
Class T	-	2,239
Class B	-	817
Class C	-	2,446
Tax Managed Stock	-	36,753
Institutional Class	-	426
Total	$ -	$ 47,298

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	85,903	111,150	$ 1,098,771	$ 1,235,520
Reinvestment of distributions	-	5,280	-	56,500
Shares redeemed	(86,654)	(233,804)	(1,102,304)	(2,582,585)
Net increase (decrease)	(751)	(117,374)	$ (3,533)	$ (1,290,565)
Class T
Shares sold	7,813	43,137	$ 97,764	$ 491,995
Reinvestment of distributions	-	2,205	-	23,593
Shares redeemed	(24,157)	(101,559)	(304,026)	(1,108,082)
Net increase (decrease)	(16,344)	(56,217)	$ (206,262)	$ (592,494)
Class B
Shares sold	600	7,769	$ 8,149	$ 88,562
Reinvestment of distributions	-	292	-	3,130
Shares redeemed	(15,425)	(82,663)	(192,790)	(907,270)
Net increase (decrease)	(14,825)	(74,602)	$ (184,641)	$ (815,578)
Class C
Shares sold	12,816	24,177	$ 167,096	$ 273,909
Reinvestment of distributions	-	707	-	7,575
Shares redeemed	(71,410)	(140,936)	(889,658)	(1,539,162)
Net increase (decrease)	(58,594)	(116,052)	$ (722,562)	$ (1,257,678)
Tax Managed Stock
Shares sold	414,107	330,620	$ 5,426,648	$ 3,637,738
Reinvestment of distributions	14,742	59,911	179,994	641,051
Shares redeemed	(889,322)	(1,898,221)	(11,203,388)	(20,955,820)
Net increase (decrease)	(460,473)	(1,507,690)	$ (5,596,746)	$ (16,677,031)
Institutional Class
Shares sold	481	21,727	$ 6,431	$ 242,854
Reinvestment of distributions	110	490	1,345	5,246
Shares redeemed	(11,466)	(33,916)	(146,266)	(369,232)
Net increase (decrease)	(10,875)	(11,699)	$ (138,490)	$ (121,132)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

TMG-USAN-0611
1.784909.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Tax Managed Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Tax Managed Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,219.30	$ 6.88
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,218.20	$ 8.25
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,215.60	$ 10.99
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,215.40	$ 10.99
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Tax Managed Stock	.96%
Actual		$ 1,000.00	$ 1,221.30	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,020.03	$ 4.81
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,220.90	$ 5.40
Hypothetical A		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.0	4.3
Humana, Inc.	2.4	1.6
Anheuser-Busch InBev SA NV	2.2	0.0
KBR, Inc.	2.2	0.6
Alliance Data Systems Corp.	2.1	0.0
Marathon Oil Corp.	2.1	2.1
Capital One Financial Corp.	2.0	0.0
Pfizer, Inc.	2.0	0.0
Micron Technology, Inc.	2.0	1.2
Dr Pepper Snapple Group, Inc.	1.9	0.0
	21.9
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.7	17.6
Industrials	13.7	10.1
Consumer Discretionary	13.5	15.1
Health Care	13.5	9.6
Energy	13.0	10.6
Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Stocks 96.1%		Stocks 93.6%
	Short-Term Investments and Net Other Assets 3.9%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	12.9%	** Foreign investments	9.1%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 2.8%
Autoliv, Inc.	8,400	$ 673,092
Tenneco, Inc. (a)	11,800	545,278
TRW Automotive Holdings Corp. (a)	28,300	1,614,798
		2,833,168
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	6,900	536,475
Household Durables - 0.6%
iRobot Corp. (a)	15,300	541,926
Internet & Catalog Retail - 1.1%
Priceline.com, Inc. (a)	2,100	1,148,721
Media - 2.0%
CBS Corp. Class B	43,900	1,107,158
Comcast Corp. Class A (special) (non-vtg.)	25,900	635,845
Interpublic Group of Companies, Inc.	24,600	289,050
		2,032,053
Multiline Retail - 1.0%
Macy's, Inc.	41,200	985,092
Specialty Retail - 1.7%
GameStop Corp. Class A (a)	21,900	562,392
Limited Brands, Inc.	29,000	1,193,640
		1,756,032
Textiles, Apparel & Luxury Goods - 3.8%
Iconix Brand Group, Inc. (a)	31,400	768,986
Phillips-Van Heusen Corp.	15,000	1,056,150
VF Corp.	13,100	1,317,336
Warnaco Group, Inc. (a)	10,200	656,472
		3,798,944
TOTAL CONSUMER DISCRETIONARY		13,632,411
CONSUMER STAPLES - 10.3%
Beverages - 4.2%
Anheuser-Busch InBev SA NV (d)	35,204	2,246,723
Dr Pepper Snapple Group, Inc.	50,300	1,971,760
		4,218,483
Food Products - 1.7%
Chiquita Brands International, Inc. (a)	29,100	463,272
Fresh Del Monte Produce, Inc.	19,400	525,934
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Omega Protein Corp. (a)	17,800	$ 229,264
SunOpta, Inc. (a)	68,900	486,434
		1,704,904
Personal Products - 2.8%
Elizabeth Arden, Inc. (a)	30,300	910,818
Nature's Sunshine Products, Inc. (a)(d)	28,400	253,328
Nu Skin Enterprises, Inc. Class A	17,100	548,739
Nutraceutical International Corp. (a)	16,000	253,760
Prestige Brands Holdings, Inc. (a)	8,388	96,881
USANA Health Sciences, Inc. (a)(d)	20,300	757,190
		2,820,716
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	12,400	1,093,680
Imperial Tobacco Group PLC	15,779	555,347
		1,649,027
TOTAL CONSUMER STAPLES		10,393,130
ENERGY - 13.0%
Energy Equipment & Services - 5.7%
Basic Energy Services, Inc. (a)	24,000	737,760
Halliburton Co.	10,000	504,800
ION Geophysical Corp. (a)	37,800	477,792
Nabors Industries Ltd. (a)	61,500	1,884,360
National Oilwell Varco, Inc.	16,700	1,280,723
Transocean Ltd. (a)	11,700	851,175
		5,736,610
Oil, Gas & Consumable Fuels - 7.3%
Chevron Corp.	27,800	3,042,433
Marathon Oil Corp.	39,100	2,112,964
Tesoro Corp. (a)	55,000	1,491,600
Western Refining, Inc. (a)(d)	45,700	775,072
		7,422,069
TOTAL ENERGY		13,158,679
FINANCIALS - 9.1%
Capital Markets - 0.9%
Waddell & Reed Financial, Inc. Class A	23,300	955,533
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 4.4%
Capital One Financial Corp.	37,300	$ 2,041,429
Discover Financial Services	51,500	1,279,260
SLM Corp.	65,700	1,089,963
		4,410,652
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	59,800	603,980
Insurance - 2.3%
CNO Financial Group, Inc. (a)	64,300	518,258
Lincoln National Corp.	37,500	1,171,125
Torchmark Corp.	9,000	602,280
		2,291,663
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	35,400	945,534
TOTAL FINANCIALS		9,207,362
HEALTH CARE - 13.5%
Biotechnology - 1.8%
Biogen Idec, Inc. (a)	14,000	1,362,900
InterMune, Inc. (a)	10,600	473,184
		1,836,084
Health Care Equipment & Supplies - 4.2%
Boston Scientific Corp. (a)	70,600	528,794
Cooper Companies, Inc.	12,500	936,250
Covidien PLC	19,000	1,058,110
Edwards Lifesciences Corp. (a)	6,000	518,100
Kinetic Concepts, Inc. (a)	20,400	1,204,212
		4,245,466
Health Care Providers & Services - 3.5%
AMERIGROUP Corp. (a)	7,900	539,570
Humana, Inc.	31,700	2,413,004
Kindred Healthcare, Inc. (a)	20,300	511,966
		3,464,540
Pharmaceuticals - 4.0%
AstraZeneca PLC sponsored ADR (d)	19,500	971,685
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	96,700	$ 2,026,832
Watson Pharmaceuticals, Inc. (a)	17,300	1,072,946
		4,071,463
TOTAL HEALTH CARE		13,617,553
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.4%
AerCap Holdings NV (a)	37,100	531,272
Esterline Technologies Corp. (a)	13,200	947,760
		1,479,032
Airlines - 1.0%
Alaska Air Group, Inc. (a)	15,400	1,014,398
Construction & Engineering - 4.1%
Dycom Industries, Inc. (a)	28,400	422,024
KBR, Inc.	57,300	2,198,601
MasTec, Inc. (a)	45,400	1,029,672
URS Corp. (a)	11,600	519,100
		4,169,397
Electrical Equipment - 1.0%
EnerSys (a)	13,200	500,148
General Cable Corp. (a)	11,000	533,500
		1,033,648
Machinery - 3.8%
Navistar International Corp. (a)	14,600	1,014,992
Pall Corp.	33,600	1,963,584
Timken Co.	14,800	834,572
		3,813,148
Professional Services - 0.4%
SFN Group, Inc. (a)	35,800	376,974
Road & Rail - 2.0%
CSX Corp.	13,500	1,062,315
Dollar Thrifty Automotive Group, Inc. (a)	13,800	951,234
		2,013,549
TOTAL INDUSTRIALS		13,900,146
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.2%
HTC Corp.	26,000	$ 1,178,316
Computers & Peripherals - 2.3%
Hewlett-Packard Co.	31,400	1,267,618
Western Digital Corp. (a)	26,200	1,042,760
		2,310,378
Electronic Equipment & Components - 1.8%
Arrow Electronics, Inc. (a)	12,000	547,080
Brightpoint, Inc. (a)	37,800	382,536
Flextronics International Ltd. (a)	63,900	445,383
Jabil Circuit, Inc.	24,400	484,096
		1,859,095
Internet Software & Services - 0.9%
Facebook, Inc. Class B (a)(e)	3,633	90,825
Travelzoo, Inc. (a)(d)	10,000	819,000
		909,825
IT Services - 2.3%
Alliance Data Systems Corp. (a)(d)	22,800	2,166,000
Unisys Corp. (a)	5,470	162,350
		2,328,350
Semiconductors & Semiconductor Equipment - 8.2%
ASML Holding NV	12,200	509,472
Entegris, Inc. (a)	93,800	809,494
GT Solar International, Inc. (a)(d)	43,000	480,310
KLA-Tencor Corp.	19,800	869,220
Lam Research Corp. (a)	10,100	487,931
Micron Technology, Inc. (a)	175,100	1,976,879
MKS Instruments, Inc.	21,600	613,008
Novellus Systems, Inc. (a)	16,100	516,810
NVIDIA Corp. (a)	900	18,000
RF Micro Devices, Inc. (a)	76,800	511,488
Samsung Electronics Co. Ltd.	1,334	1,114,891
Teradyne, Inc. (a)	28,000	450,800
		8,358,303
TOTAL INFORMATION TECHNOLOGY		16,944,267
Common Stocks - continued
	Shares	Value
MATERIALS - 2.7%
Chemicals - 1.7%
Kraton Performance Polymers, Inc. (a)	23,800	$ 1,098,608
LyondellBasell Industries NV Class A	15,100	671,950
		1,770,558
Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	9,300	484,761
Walter Energy, Inc.	3,600	497,592
		982,353
TOTAL MATERIALS		2,752,911
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
MetroPCS Communications, Inc. (a)	61,400	1,033,362
Vodafone Group PLC sponsored ADR	17,600	512,512
		1,545,874
UTILITIES - 2.1%
Gas Utilities - 0.1%
ONEOK, Inc.	1,900	132,886
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	148,700	1,968,788
TOTAL UTILITIES		2,101,674
TOTAL COMMON STOCKS (Cost $80,869,750)		97,254,007
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	844,707	$ 844,707
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	6,820,325	6,820,325
TOTAL MONEY MARKET FUNDS (Cost $7,665,032)		7,665,032
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $88,534,782)		104,919,039
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(3,723,041)
NET ASSETS - 100%		$ 101,195,998
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,825 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 90,825
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,621
Fidelity Securities Lending Cash Central Fund	8,471
Total	$ 10,092
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,632,411	$ 13,632,411	$ -	$ -
Consumer Staples	10,393,130	8,146,407	2,246,723	-
Energy	13,158,679	13,158,679	-	-
Financials	9,207,362	9,207,362	-	-
Health Care	13,617,553	13,617,553	-	-
Industrials	13,900,146	13,900,146	-	-
Information Technology	16,944,267	16,853,442	-	90,825
Materials	2,752,911	2,752,911	-	-
Telecommunication Services	1,545,874	1,545,874	-	-
Utilities	2,101,674	2,101,674	-	-
Money Market Funds	7,665,032	7,665,032	-	-
Total Investments in Securities:	$ 104,919,039	$ 102,581,491	$ 2,246,723	$ 90,825
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	90,825
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 90,825
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.1%
United Kingdom	3.5%
Belgium	2.2%
Netherlands	1.6%
Taiwan	1.2%
Korea (South)	1.1%
Ireland	1.1%
Others (Individually Less Than 1%)	2.2%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $67,358,642 of which $455,888, $1,557,306, $35,475,627 and $29,869,821 will expire in fiscal 2011, 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

A capital loss carryforward of approximately $7,163,773 was acquired from the Fidelity Advisor Tax Managed Stock Fund, of which $1,557,306 and $5,606,467 will expire on October 31, 2015 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,630,004) - See accompanying schedule: Unaffiliated issuers (cost $80,869,750)	$ 97,254,007
Fidelity Central Funds (cost $7,665,032)	7,665,032
Total Investments (cost $88,534,782)		$ 104,919,039
Cash		1
Foreign currency held at value (cost $3,789)		3,789
Receivable for investments sold		3,723,471
Receivable for fund shares sold		152,123
Dividends receivable		79,256
Interest receivable		1
Distributions receivable from Fidelity Central Funds		2,195
Prepaid expenses		91
Receivable from investment adviser for expense reductions		1,961
Other receivables		5,008
Total assets		108,886,935

Liabilities
Payable for investments purchased	$ 636,214
Payable for fund shares redeemed	136,121
Accrued management fee	45,531
Distribution and service plan fees payable	9,258
Other affiliated payables	15,074
Other payables and accrued expenses	28,414
Collateral on securities loaned, at value	6,820,325
Total liabilities		7,690,937

Net Assets		$ 101,195,998
Net Assets consist of:
Paid in capital		$ 138,459,541
Accumulated net investment loss		(193,683)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,454,584)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,384,724
Net Assets		$ 101,195,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,136,895 ÷ 794,714 shares)	$ 14.01

Maximum offering price per share (100/94.25 of $14.01)	$ 14.86
Class T: Net Asset Value and redemption price per share ($5,411,231 ÷ 387,501 shares)	$ 13.96

Maximum offering price per share (100/96.50 of $13.96)	$ 14.47
Class B: Net Asset Value and offering price per share ($1,127,137 ÷ 81,252 shares)A	$ 13.87

Class C: Net Asset Value and offering price per share ($4,691,337 ÷ 337,995 shares)A	$ 13.88

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($77,949,607 ÷ 5,552,223 shares)	$ 14.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($879,791 ÷ 62,686 shares)	$ 14.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 388,323
Income from Fidelity Central Funds		10,092
Total income		398,415

Expenses
Management fee	$ 260,591
Transfer agent fees	72,357
Distribution and service plan fees	53,245
Accounting and security lending fees	18,392
Custodian fees and expenses	16,738
Independent trustees' compensation	233
Registration fees	64,499
Audit	22,852
Legal	181
Miscellaneous	472
Total expenses before reductions	509,560
Expense reductions	(10,763)	498,797
Net investment income (loss)		(100,382)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,936,524
Foreign currency transactions	(1,871)
Total net realized gain (loss)		13,934,653
Change in net unrealized appreciation (depreciation) on: Investment securities	4,882,166
Assets and liabilities in foreign currencies	493
Total change in net unrealized appreciation (depreciation)		4,882,659
Net gain (loss)		18,817,312
Net increase (decrease) in net assets resulting from operations		$ 18,716,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (100,382)	$ 294,466
Net realized gain (loss)	13,934,653	9,473,421
Change in net unrealized appreciation (depreciation)	4,882,659	3,722,944
Net increase (decrease) in net assets resulting from operations	18,716,930	13,490,831
Distributions to shareholders from net investment income	(214,245)	(847,065)
Distributions to shareholders from net realized gain	-	(47,298)
Total distributions	(214,245)	(894,363)
Share transactions - net increase (decrease)	(6,852,234)	(20,754,478)
Total increase (decrease) in net assets	11,650,451	(8,158,010)

Net Assets
Beginning of period	89,545,547	97,703,557
End of period (including accumulated net investment loss of $193,683 and undistributed net investment income of $120,944, respectively)	$ 101,195,998	$ 89,545,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 10.10	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)	.01 H	.02
Net realized and unrealized gain (loss)	2.54	1.46	1.54
Total from investment operations	2.52	1.47	1.56
Distributions from net investment income	-	(.08)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.08) L	-
Net asset value, end of period	$ 14.01	$ 11.49	$ 10.10
Total Return B, C, D	21.93%	14.61%	18.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.26% A	1.22%	1.29% A
Expenses net of fee waivers, if any	1.25% A	1.22%	1.25% A
Expenses net of all reductions	1.23% A	1.21%	1.23% A
Net investment income (loss)	(.38)% A	.11% H	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,137	$ 9,138	$ 9,218
Portfolio turnover rate G	301% A	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.08	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.04)	(.02) H	- L
Net realized and unrealized gain (loss)	2.54	1.46	1.54
Total from investment operations	2.50	1.44	1.54
Distributions from net investment income	-	(.06)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.06) M	-
Net asset value, end of period	$ 13.96	$ 11.46	$ 10.08
Total Return B, C, D	21.82%	14.33%	18.03%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56% A	1.52%	1.58% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.48% A	1.49%	1.48% A
Net investment income (loss)	(.63)% A	(.17)% H	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,411	$ 4,629	$ 4,639
Portfolio turnover rate G	301% A	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.07)	(.07) H	(.02)
Net realized and unrealized gain (loss)	2.53	1.44	1.54
Total from investment operations	2.46	1.37	1.52
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.02) L	-
Net asset value, end of period	$ 13.87	$ 11.41	$ 10.06
Total Return B, C, D	21.56%	13.66%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.06% A	2.02%	2.05% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00% A
Expenses net of all reductions	1.98% A	1.99%	1.98% A
Net investment income (loss)	(1.13)% A	(.67)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,127	$ 1,097	$ 1,717
Portfolio turnover rate G	301% A	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.07)	(.07) H	(.02)
Net realized and unrealized gain (loss)	2.53	1.45	1.54
Total from investment operations	2.46	1.38	1.52
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.02) L	-
Net asset value, end of period	$ 13.88	$ 11.42	$ 10.06
Total Return B, C, D	21.54%	13.73%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.00% A	1.97%	2.02% A
Expenses net of fee waivers, if any	2.00% A	1.97%	2.00% A
Expenses net of all reductions	1.98% A	1.96%	1.98% A
Net investment income (loss)	(1.13)% A	(.64)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,691	$ 4,530	$ 5,156
Portfolio turnover rate G	301% A	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.82)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.12	$ 9.93	$ 16.66	$ 13.77	$ 12.14
Income from Investment Operations
Net investment income (loss) D	(.01)	.05 G	.10	.09	.09	.05
Net realized and unrealized gain (loss)	2.56	1.47	.17	(6.76)	2.85	1.63
Total from investment operations	2.55	1.52	.27	(6.67)	2.94	1.68
Distributions from net investment income	(.04)	(.10)	(.09)	(.08)	(.06)	(.05)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.04)	(.11)	(.09)	(.08)	(.06)	(.05)
Redemption fees added to paid in capital D	-	-	.01 K	.02	.01	- J
Net asset value, end of period	$ 14.04	$ 11.53	$ 10.12	$ 9.93	$ 16.66	$ 13.77
Total Return B, C	22.13%	15.05%	2.92%	(40.12)%	21.51%	13.87%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A	.91%	1.00%	.84%	.84%	.89%
Expenses net of fee waivers, if any	.96% A	.88%	.93%	.84%	.84%	.89%
Expenses net of all reductions	.94% A	.87%	.91%	.84%	.84%	.87%
Net investment income (loss)	(.09)% A	.45% G	1.12%	.62%	.59%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,950	$ 69,305	$ 76,112	$ 128,138	$ 98,393	$ 68,822
Portfolio turnover rate F	301% A	231%	249% I	224%	131%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K The redemption fee was eliminated during the year ended October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 10.11	$ 8.54
Income from Investment Operations
Net investment income (loss) D	(.01)	.04 G	.03
Net realized and unrealized gain (loss)	2.55	1.47	1.54
Total from investment operations	2.54	1.51	1.57
Distributions from net investment income	(.03)	(.09)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.03)	(.10)	-
Net asset value, end of period	$ 14.03	$ 11.52	$ 10.11
Total Return B, C	22.09%	14.98%	18.38%
Ratios to Average Net Assets E, I
Expenses before reductions	.98% A	.94%	1.04% A
Expenses net of fee waivers, if any	.98% A	.94%	1.00% A
Expenses net of all reductions	.96% A	.93%	.98% A
Net investment income (loss)	(.11)% A	.39% G	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 880	$ 847	$ 862
Portfolio turnover rate F	301% A	231%	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class C, Tax Managed Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the futures transactions, short-term gain distributions from the Underlying Funds, foreign currency transactions, partnerships, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,370,549
Gross unrealized depreciation	(986,292)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,384,257
Tax cost	$ 88,534,782

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $137,203,312 and $142,470,740, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,678	$ 120
Class T	.25%	.25%	12,552	137
Class B	.75%	.25%	5,503	4,133
Class C	.75%	.25%	22,512	2,670
			$ 53,245	$ 7,060

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,183
Class T	304
Class B*	808
Class C*	85
$ 5,380

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,569.19
Class T	5,942.24
Class B	1,330.24
Class C	4,065.18
Tax Managed Stock	50,780.14
Institutional Class	671.16
	$ 72,357

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,076 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $161 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,471. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 405
Class T	1.50%	1,432
Class B	2.00%	331
Class C	2.00%	14
		$ 2,182

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,581 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ -	$ 69,249
Class T	-	24,631
Class B	-	2,939
Class C	-	7,340
Tax Managed Stock	212,037	735,062
Institutional Class	2,208	7,844
Total	$ 214,245	$ 847,065
From net realized gain
Class A	$ -	$ 4,617
Class T	-	2,239
Class B	-	817
Class C	-	2,446
Tax Managed Stock	-	36,753
Institutional Class	-	426
Total	$ -	$ 47,298

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	85,903	111,150	$ 1,098,771	$ 1,235,520
Reinvestment of distributions	-	5,280	-	56,500
Shares redeemed	(86,654)	(233,804)	(1,102,304)	(2,582,585)
Net increase (decrease)	(751)	(117,374)	$ (3,533)	$ (1,290,565)
Class T
Shares sold	7,813	43,137	$ 97,764	$ 491,995
Reinvestment of distributions	-	2,205	-	23,593
Shares redeemed	(24,157)	(101,559)	(304,026)	(1,108,082)
Net increase (decrease)	(16,344)	(56,217)	$ (206,262)	$ (592,494)
Class B
Shares sold	600	7,769	$ 8,149	$ 88,562
Reinvestment of distributions	-	292	-	3,130
Shares redeemed	(15,425)	(82,663)	(192,790)	(907,270)
Net increase (decrease)	(14,825)	(74,602)	$ (184,641)	$ (815,578)
Class C
Shares sold	12,816	24,177	$ 167,096	$ 273,909
Reinvestment of distributions	-	707	-	7,575
Shares redeemed	(71,410)	(140,936)	(889,658)	(1,539,162)
Net increase (decrease)	(58,594)	(116,052)	$ (722,562)	$ (1,257,678)
Tax Managed Stock
Shares sold	414,107	330,620	$ 5,426,648	$ 3,637,738
Reinvestment of distributions	14,742	59,911	179,994	641,051
Shares redeemed	(889,322)	(1,898,221)	(11,203,388)	(20,955,820)
Net increase (decrease)	(460,473)	(1,507,690)	$ (5,596,746)	$ (16,677,031)
Institutional Class
Shares sold	481	21,727	$ 6,431	$ 242,854
Reinvestment of distributions	110	490	1,345	5,246
Shares redeemed	(11,466)	(33,916)	(146,266)	(369,232)
Net increase (decrease)	(10,875)	(11,699)	$ (138,490)	$ (121,132)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMG-USAN-0611
1.889796.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Tax Managed Stock
Fund - Institutional Class

Semiannual Report

April 30, 2011

Institutional Class is a class of
Fidelity® Tax Managed Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,219.30	$ 6.88
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,218.20	$ 8.25
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,215.60	$ 10.99
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,215.40	$ 10.99
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Tax Managed Stock	.96%
Actual		$ 1,000.00	$ 1,221.30	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,020.03	$ 4.81
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,220.90	$ 5.40
Hypothetical A		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.0	4.3
Humana, Inc.	2.4	1.6
Anheuser-Busch InBev SA NV	2.2	0.0
KBR, Inc.	2.2	0.6
Alliance Data Systems Corp.	2.1	0.0
Marathon Oil Corp.	2.1	2.1
Capital One Financial Corp.	2.0	0.0
Pfizer, Inc.	2.0	0.0
Micron Technology, Inc.	2.0	1.2
Dr Pepper Snapple Group, Inc.	1.9	0.0
	21.9
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.7	17.6
Industrials	13.7	10.1
Consumer Discretionary	13.5	15.1
Health Care	13.5	9.6
Energy	13.0	10.6
Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Stocks 96.1%		Stocks 93.6%
	Short-Term Investments and Net Other Assets 3.9%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	12.9%	** Foreign investments	9.1%

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 2.8%
Autoliv, Inc.	8,400	$ 673,092
Tenneco, Inc. (a)	11,800	545,278
TRW Automotive Holdings Corp. (a)	28,300	1,614,798
		2,833,168
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	6,900	536,475
Household Durables - 0.6%
iRobot Corp. (a)	15,300	541,926
Internet & Catalog Retail - 1.1%
Priceline.com, Inc. (a)	2,100	1,148,721
Media - 2.0%
CBS Corp. Class B	43,900	1,107,158
Comcast Corp. Class A (special) (non-vtg.)	25,900	635,845
Interpublic Group of Companies, Inc.	24,600	289,050
		2,032,053
Multiline Retail - 1.0%
Macy's, Inc.	41,200	985,092
Specialty Retail - 1.7%
GameStop Corp. Class A (a)	21,900	562,392
Limited Brands, Inc.	29,000	1,193,640
		1,756,032
Textiles, Apparel & Luxury Goods - 3.8%
Iconix Brand Group, Inc. (a)	31,400	768,986
Phillips-Van Heusen Corp.	15,000	1,056,150
VF Corp.	13,100	1,317,336
Warnaco Group, Inc. (a)	10,200	656,472
		3,798,944
TOTAL CONSUMER DISCRETIONARY		13,632,411
CONSUMER STAPLES - 10.3%
Beverages - 4.2%
Anheuser-Busch InBev SA NV (d)	35,204	2,246,723
Dr Pepper Snapple Group, Inc.	50,300	1,971,760
		4,218,483
Food Products - 1.7%
Chiquita Brands International, Inc. (a)	29,100	463,272
Fresh Del Monte Produce, Inc.	19,400	525,934
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Omega Protein Corp. (a)	17,800	$ 229,264
SunOpta, Inc. (a)	68,900	486,434
		1,704,904
Personal Products - 2.8%
Elizabeth Arden, Inc. (a)	30,300	910,818
Nature's Sunshine Products, Inc. (a)(d)	28,400	253,328
Nu Skin Enterprises, Inc. Class A	17,100	548,739
Nutraceutical International Corp. (a)	16,000	253,760
Prestige Brands Holdings, Inc. (a)	8,388	96,881
USANA Health Sciences, Inc. (a)(d)	20,300	757,190
		2,820,716
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	12,400	1,093,680
Imperial Tobacco Group PLC	15,779	555,347
		1,649,027
TOTAL CONSUMER STAPLES		10,393,130
ENERGY - 13.0%
Energy Equipment & Services - 5.7%
Basic Energy Services, Inc. (a)	24,000	737,760
Halliburton Co.	10,000	504,800
ION Geophysical Corp. (a)	37,800	477,792
Nabors Industries Ltd. (a)	61,500	1,884,360
National Oilwell Varco, Inc.	16,700	1,280,723
Transocean Ltd. (a)	11,700	851,175
		5,736,610
Oil, Gas & Consumable Fuels - 7.3%
Chevron Corp.	27,800	3,042,433
Marathon Oil Corp.	39,100	2,112,964
Tesoro Corp. (a)	55,000	1,491,600
Western Refining, Inc. (a)(d)	45,700	775,072
		7,422,069
TOTAL ENERGY		13,158,679
FINANCIALS - 9.1%
Capital Markets - 0.9%
Waddell & Reed Financial, Inc. Class A	23,300	955,533
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 4.4%
Capital One Financial Corp.	37,300	$ 2,041,429
Discover Financial Services	51,500	1,279,260
SLM Corp.	65,700	1,089,963
		4,410,652
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	59,800	603,980
Insurance - 2.3%
CNO Financial Group, Inc. (a)	64,300	518,258
Lincoln National Corp.	37,500	1,171,125
Torchmark Corp.	9,000	602,280
		2,291,663
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	35,400	945,534
TOTAL FINANCIALS		9,207,362
HEALTH CARE - 13.5%
Biotechnology - 1.8%
Biogen Idec, Inc. (a)	14,000	1,362,900
InterMune, Inc. (a)	10,600	473,184
		1,836,084
Health Care Equipment & Supplies - 4.2%
Boston Scientific Corp. (a)	70,600	528,794
Cooper Companies, Inc.	12,500	936,250
Covidien PLC	19,000	1,058,110
Edwards Lifesciences Corp. (a)	6,000	518,100
Kinetic Concepts, Inc. (a)	20,400	1,204,212
		4,245,466
Health Care Providers & Services - 3.5%
AMERIGROUP Corp. (a)	7,900	539,570
Humana, Inc.	31,700	2,413,004
Kindred Healthcare, Inc. (a)	20,300	511,966
		3,464,540
Pharmaceuticals - 4.0%
AstraZeneca PLC sponsored ADR (d)	19,500	971,685
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	96,700	$ 2,026,832
Watson Pharmaceuticals, Inc. (a)	17,300	1,072,946
		4,071,463
TOTAL HEALTH CARE		13,617,553
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.4%
AerCap Holdings NV (a)	37,100	531,272
Esterline Technologies Corp. (a)	13,200	947,760
		1,479,032
Airlines - 1.0%
Alaska Air Group, Inc. (a)	15,400	1,014,398
Construction & Engineering - 4.1%
Dycom Industries, Inc. (a)	28,400	422,024
KBR, Inc.	57,300	2,198,601
MasTec, Inc. (a)	45,400	1,029,672
URS Corp. (a)	11,600	519,100
		4,169,397
Electrical Equipment - 1.0%
EnerSys (a)	13,200	500,148
General Cable Corp. (a)	11,000	533,500
		1,033,648
Machinery - 3.8%
Navistar International Corp. (a)	14,600	1,014,992
Pall Corp.	33,600	1,963,584
Timken Co.	14,800	834,572
		3,813,148
Professional Services - 0.4%
SFN Group, Inc. (a)	35,800	376,974
Road & Rail - 2.0%
CSX Corp.	13,500	1,062,315
Dollar Thrifty Automotive Group, Inc. (a)	13,800	951,234
		2,013,549
TOTAL INDUSTRIALS		13,900,146
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.2%
HTC Corp.	26,000	$ 1,178,316
Computers & Peripherals - 2.3%
Hewlett-Packard Co.	31,400	1,267,618
Western Digital Corp. (a)	26,200	1,042,760
		2,310,378
Electronic Equipment & Components - 1.8%
Arrow Electronics, Inc. (a)	12,000	547,080
Brightpoint, Inc. (a)	37,800	382,536
Flextronics International Ltd. (a)	63,900	445,383
Jabil Circuit, Inc.	24,400	484,096
		1,859,095
Internet Software & Services - 0.9%
Facebook, Inc. Class B (a)(e)	3,633	90,825
Travelzoo, Inc. (a)(d)	10,000	819,000
		909,825
IT Services - 2.3%
Alliance Data Systems Corp. (a)(d)	22,800	2,166,000
Unisys Corp. (a)	5,470	162,350
		2,328,350
Semiconductors & Semiconductor Equipment - 8.2%
ASML Holding NV	12,200	509,472
Entegris, Inc. (a)	93,800	809,494
GT Solar International, Inc. (a)(d)	43,000	480,310
KLA-Tencor Corp.	19,800	869,220
Lam Research Corp. (a)	10,100	487,931
Micron Technology, Inc. (a)	175,100	1,976,879
MKS Instruments, Inc.	21,600	613,008
Novellus Systems, Inc. (a)	16,100	516,810
NVIDIA Corp. (a)	900	18,000
RF Micro Devices, Inc. (a)	76,800	511,488
Samsung Electronics Co. Ltd.	1,334	1,114,891
Teradyne, Inc. (a)	28,000	450,800
		8,358,303
TOTAL INFORMATION TECHNOLOGY		16,944,267
Common Stocks - continued
	Shares	Value
MATERIALS - 2.7%
Chemicals - 1.7%
Kraton Performance Polymers, Inc. (a)	23,800	$ 1,098,608
LyondellBasell Industries NV Class A	15,100	671,950
		1,770,558
Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	9,300	484,761
Walter Energy, Inc.	3,600	497,592
		982,353
TOTAL MATERIALS		2,752,911
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
MetroPCS Communications, Inc. (a)	61,400	1,033,362
Vodafone Group PLC sponsored ADR	17,600	512,512
		1,545,874
UTILITIES - 2.1%
Gas Utilities - 0.1%
ONEOK, Inc.	1,900	132,886
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	148,700	1,968,788
TOTAL UTILITIES		2,101,674
TOTAL COMMON STOCKS (Cost $80,869,750)		97,254,007
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	844,707	$ 844,707
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	6,820,325	6,820,325
TOTAL MONEY MARKET FUNDS (Cost $7,665,032)		7,665,032
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $88,534,782)		104,919,039
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(3,723,041)
NET ASSETS - 100%		$ 101,195,998
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,825 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 90,825
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,621
Fidelity Securities Lending Cash Central Fund	8,471
Total	$ 10,092
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,632,411	$ 13,632,411	$ -	$ -
Consumer Staples	10,393,130	8,146,407	2,246,723	-
Energy	13,158,679	13,158,679	-	-
Financials	9,207,362	9,207,362	-	-
Health Care	13,617,553	13,617,553	-	-
Industrials	13,900,146	13,900,146	-	-
Information Technology	16,944,267	16,853,442	-	90,825
Materials	2,752,911	2,752,911	-	-
Telecommunication Services	1,545,874	1,545,874	-	-
Utilities	2,101,674	2,101,674	-	-
Money Market Funds	7,665,032	7,665,032	-	-
Total Investments in Securities:	$ 104,919,039	$ 102,581,491	$ 2,246,723	$ 90,825
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	90,825
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 90,825
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.1%
United Kingdom	3.5%
Belgium	2.2%
Netherlands	1.6%
Taiwan	1.2%
Korea (South)	1.1%
Ireland	1.1%
Others (Individually Less Than 1%)	2.2%
100.0%
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $67,358,642 of which $455,888, $1,557,306, $35,475,627 and $29,869,821 will expire in fiscal 2011, 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

A capital loss carryforward of approximately $7,163,773 was acquired from the Fidelity Advisor Tax Managed Stock Fund, of which $1,557,306 and $5,606,467 will expire on October 31, 2015 and 2016, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,630,004) - See accompanying schedule: Unaffiliated issuers (cost $80,869,750)	$ 97,254,007
Fidelity Central Funds (cost $7,665,032)	7,665,032
Total Investments (cost $88,534,782)		$ 104,919,039
Cash		1
Foreign currency held at value (cost $3,789)		3,789
Receivable for investments sold		3,723,471
Receivable for fund shares sold		152,123
Dividends receivable		79,256
Interest receivable		1
Distributions receivable from Fidelity Central Funds		2,195
Prepaid expenses		91
Receivable from investment adviser for expense reductions		1,961
Other receivables		5,008
Total assets		108,886,935

Liabilities
Payable for investments purchased	$ 636,214
Payable for fund shares redeemed	136,121
Accrued management fee	45,531
Distribution and service plan fees payable	9,258
Other affiliated payables	15,074
Other payables and accrued expenses	28,414
Collateral on securities loaned, at value	6,820,325
Total liabilities		7,690,937

Net Assets		$ 101,195,998
Net Assets consist of:
Paid in capital		$ 138,459,541
Accumulated net investment loss		(193,683)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,454,584)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,384,724
Net Assets		$ 101,195,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,136,895 ÷ 794,714 shares)	$ 14.01

Maximum offering price per share (100/94.25 of $14.01)	$ 14.86
Class T: Net Asset Value and redemption price per share ($5,411,231 ÷ 387,501 shares)	$ 13.96

Maximum offering price per share (100/96.50 of $13.96)	$ 14.47
Class B: Net Asset Value and offering price per share ($1,127,137 ÷ 81,252 shares)A	$ 13.87

Class C: Net Asset Value and offering price per share ($4,691,337 ÷ 337,995 shares)A	$ 13.88

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($77,949,607 ÷ 5,552,223 shares)	$ 14.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($879,791 ÷ 62,686 shares)	$ 14.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 388,323
Income from Fidelity Central Funds		10,092
Total income		398,415

Expenses
Management fee	$ 260,591
Transfer agent fees	72,357
Distribution and service plan fees	53,245
Accounting and security lending fees	18,392
Custodian fees and expenses	16,738
Independent trustees' compensation	233
Registration fees	64,499
Audit	22,852
Legal	181
Miscellaneous	472
Total expenses before reductions	509,560
Expense reductions	(10,763)	498,797
Net investment income (loss)		(100,382)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,936,524
Foreign currency transactions	(1,871)
Total net realized gain (loss)		13,934,653
Change in net unrealized appreciation (depreciation) on: Investment securities	4,882,166
Assets and liabilities in foreign currencies	493
Total change in net unrealized appreciation (depreciation)		4,882,659
Net gain (loss)		18,817,312
Net increase (decrease) in net assets resulting from operations		$ 18,716,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (100,382)	$ 294,466
Net realized gain (loss)	13,934,653	9,473,421
Change in net unrealized appreciation (depreciation)	4,882,659	3,722,944
Net increase (decrease) in net assets resulting from operations	18,716,930	13,490,831
Distributions to shareholders from net investment income	(214,245)	(847,065)
Distributions to shareholders from net realized gain	-	(47,298)
Total distributions	(214,245)	(894,363)
Share transactions - net increase (decrease)	(6,852,234)	(20,754,478)
Total increase (decrease) in net assets	11,650,451	(8,158,010)

Net Assets
Beginning of period	89,545,547	97,703,557
End of period (including accumulated net investment loss of $193,683 and undistributed net investment income of $120,944, respectively)	$ 101,195,998	$ 89,545,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 10.10	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)	.01 H	.02
Net realized and unrealized gain (loss)	2.54	1.46	1.54
Total from investment operations	2.52	1.47	1.56
Distributions from net investment income	-	(.08)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.08) L	-
Net asset value, end of period	$ 14.01	$ 11.49	$ 10.10
Total Return B, C, D	21.93%	14.61%	18.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.26% A	1.22%	1.29% A
Expenses net of fee waivers, if any	1.25% A	1.22%	1.25% A
Expenses net of all reductions	1.23% A	1.21%	1.23% A
Net investment income (loss)	(.38)% A	.11% H	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,137	$ 9,138	$ 9,218
Portfolio turnover rate G	301% A	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.08	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.04)	(.02) H	- L
Net realized and unrealized gain (loss)	2.54	1.46	1.54
Total from investment operations	2.50	1.44	1.54
Distributions from net investment income	-	(.06)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.06) M	-
Net asset value, end of period	$ 13.96	$ 11.46	$ 10.08
Total Return B, C, D	21.82%	14.33%	18.03%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56% A	1.52%	1.58% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.48% A	1.49%	1.48% A
Net investment income (loss)	(.63)% A	(.17)% H	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,411	$ 4,629	$ 4,639
Portfolio turnover rate G	301% A	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.07)	(.07) H	(.02)
Net realized and unrealized gain (loss)	2.53	1.44	1.54
Total from investment operations	2.46	1.37	1.52
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.02) L	-
Net asset value, end of period	$ 13.87	$ 11.41	$ 10.06
Total Return B, C, D	21.56%	13.66%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.06% A	2.02%	2.05% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00% A
Expenses net of all reductions	1.98% A	1.99%	1.98% A
Net investment income (loss)	(1.13)% A	(.67)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,127	$ 1,097	$ 1,717
Portfolio turnover rate G	301% A	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.07)	(.07) H	(.02)
Net realized and unrealized gain (loss)	2.53	1.45	1.54
Total from investment operations	2.46	1.38	1.52
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	-	(.02) L	-
Net asset value, end of period	$ 13.88	$ 11.42	$ 10.06
Total Return B, C, D	21.54%	13.73%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.00% A	1.97%	2.02% A
Expenses net of fee waivers, if any	2.00% A	1.97%	2.00% A
Expenses net of all reductions	1.98% A	1.96%	1.98% A
Net investment income (loss)	(1.13)% A	(.64)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,691	$ 4,530	$ 5,156
Portfolio turnover rate G	301% A	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.82)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.12	$ 9.93	$ 16.66	$ 13.77	$ 12.14
Income from Investment Operations
Net investment income (loss) D	(.01)	.05 G	.10	.09	.09	.05
Net realized and unrealized gain (loss)	2.56	1.47	.17	(6.76)	2.85	1.63
Total from investment operations	2.55	1.52	.27	(6.67)	2.94	1.68
Distributions from net investment income	(.04)	(.10)	(.09)	(.08)	(.06)	(.05)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.04)	(.11)	(.09)	(.08)	(.06)	(.05)
Redemption fees added to paid in capital D	-	-	.01 K	.02	.01	- J
Net asset value, end of period	$ 14.04	$ 11.53	$ 10.12	$ 9.93	$ 16.66	$ 13.77
Total Return B, C	22.13%	15.05%	2.92%	(40.12)%	21.51%	13.87%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A	.91%	1.00%	.84%	.84%	.89%
Expenses net of fee waivers, if any	.96% A	.88%	.93%	.84%	.84%	.89%
Expenses net of all reductions	.94% A	.87%	.91%	.84%	.84%	.87%
Net investment income (loss)	(.09)% A	.45% G	1.12%	.62%	.59%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,950	$ 69,305	$ 76,112	$ 128,138	$ 98,393	$ 68,822
Portfolio turnover rate F	301% A	231%	249% I	224%	131%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K The redemption fee was eliminated during the year ended October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 10.11	$ 8.54
Income from Investment Operations
Net investment income (loss) D	(.01)	.04 G	.03
Net realized and unrealized gain (loss)	2.55	1.47	1.54
Total from investment operations	2.54	1.51	1.57
Distributions from net investment income	(.03)	(.09)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.03)	(.10)	-
Net asset value, end of period	$ 14.03	$ 11.52	$ 10.11
Total Return B, C	22.09%	14.98%	18.38%
Ratios to Average Net Assets E, I
Expenses before reductions	.98% A	.94%	1.04% A
Expenses net of fee waivers, if any	.98% A	.94%	1.00% A
Expenses net of all reductions	.96% A	.93%	.98% A
Net investment income (loss)	(.11)% A	.39% G	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 880	$ 847	$ 862
Portfolio turnover rate F	301% A	231%	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class C, Tax Managed Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the futures transactions, short-term gain distributions from the Underlying Funds, foreign currency transactions, partnerships, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,370,549
Gross unrealized depreciation	(986,292)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,384,257
Tax cost	$ 88,534,782

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $137,203,312 and $142,470,740, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,678	$ 120
Class T	.25%	.25%	12,552	137
Class B	.75%	.25%	5,503	4,133
Class C	.75%	.25%	22,512	2,670
			$ 53,245	$ 7,060

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,183
Class T	304
Class B*	808
Class C*	85
$ 5,380

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,569.19
Class T	5,942.24
Class B	1,330.24
Class C	4,065.18
Tax Managed Stock	50,780.14
Institutional Class	671.16
	$ 72,357

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,076 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $161 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,471. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 405
Class T	1.50%	1,432
Class B	2.00%	331
Class C	2.00%	14
		$ 2,182

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,581 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ -	$ 69,249
Class T	-	24,631
Class B	-	2,939
Class C	-	7,340
Tax Managed Stock	212,037	735,062
Institutional Class	2,208	7,844
Total	$ 214,245	$ 847,065
From net realized gain
Class A	$ -	$ 4,617
Class T	-	2,239
Class B	-	817
Class C	-	2,446
Tax Managed Stock	-	36,753
Institutional Class	-	426
Total	$ -	$ 47,298

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	85,903	111,150	$ 1,098,771	$ 1,235,520
Reinvestment of distributions	-	5,280	-	56,500
Shares redeemed	(86,654)	(233,804)	(1,102,304)	(2,582,585)
Net increase (decrease)	(751)	(117,374)	$ (3,533)	$ (1,290,565)
Class T
Shares sold	7,813	43,137	$ 97,764	$ 491,995
Reinvestment of distributions	-	2,205	-	23,593
Shares redeemed	(24,157)	(101,559)	(304,026)	(1,108,082)
Net increase (decrease)	(16,344)	(56,217)	$ (206,262)	$ (592,494)
Class B
Shares sold	600	7,769	$ 8,149	$ 88,562
Reinvestment of distributions	-	292	-	3,130
Shares redeemed	(15,425)	(82,663)	(192,790)	(907,270)
Net increase (decrease)	(14,825)	(74,602)	$ (184,641)	$ (815,578)
Class C
Shares sold	12,816	24,177	$ 167,096	$ 273,909
Reinvestment of distributions	-	707	-	7,575
Shares redeemed	(71,410)	(140,936)	(889,658)	(1,539,162)
Net increase (decrease)	(58,594)	(116,052)	$ (722,562)	$ (1,257,678)
Tax Managed Stock
Shares sold	414,107	330,620	$ 5,426,648	$ 3,637,738
Reinvestment of distributions	14,742	59,911	179,994	641,051
Shares redeemed	(889,322)	(1,898,221)	(11,203,388)	(20,955,820)
Net increase (decrease)	(460,473)	(1,507,690)	$ (5,596,746)	$ (16,677,031)
Institutional Class
Shares sold	481	21,727	$ 6,431	$ 242,854
Reinvestment of distributions	110	490	1,345	5,246
Shares redeemed	(11,466)	(33,916)	(146,266)	(369,232)
Net increase (decrease)	(10,875)	(11,699)	$ (138,490)	$ (121,132)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMGI-USAN-0611
1.889779.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Beacon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 24, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 24, 2011